Variable Interest Entity	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entity

Note 9 - Variable Interest Entity

A variable interest entity (VIE) is an entity that either (1) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support or (2) has equity investors who lack the characteristics of a controlling financial interest. A VIE is consolidated by its primary beneficiary. The primary beneficiary has both the power to direct the activities that most significantly impact the entity's economic performance (Power Criterion) and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE (Economics Criterion).

If the Company determines that it meets the Power Criterion and the Economics Criterion, it consolidates the VIE. Significant estimates made in evaluating whether or not an entity should be consolidated as a VIE include determining whether or not the Company has a variable interest in the an entity, determining the activities that most significantly impact the economic performance of the entity , determining whether or not the Company has the power to direct those activities, and whether or not the Company's variable interest in an entity is significant to that entity. The determination of whether or not an entity is a VIE also requires significant judgment.

The Company leases office space from CJEM, LLC (CJEM) in Canton, Connecticut, an entity that is owned by a significant shareholder and executive of the Company through an operating lease. At December 31, 2019, the underlying property subject to the operating lease, which had a cancellable original term of five years with an optional five year renewal term, is encumbered by a mortgage loan with a principal balance of approximately $282,000, which is guaranteed by the owner of CJEM. At December 31, 2019, the Company has determined that CJEM is a VIE, however the Company does not have an explicit variable interest in CJEM through the operating lease as the company does not explicitly guarantee the mortgage loan that encumbers the property, does not provide for residual value guarantee of the property under lease, and the rental payments are considered market based rentals . The Company also considered whether or not it has an implicit variable interest in CJEM due to the owner of CJEM being a significant shareholder and executive in the Company and concluded that an implicit variable interest did exist. While the Company does have an implicit variable interest in CJEM at December 31, 2019, the Company does not control the activities that most significantly impact the economic performance of CJEM and thus does not consolidate CJEM. At December 31, 2019, the Company's maximum exposure to loss from its involvement with CJEM through the implicit variable interest is the principal amount of debt outstanding of $282,000.

In August 2020, the owner of CJEM repaid the outstanding balance of the mortgage note that encumbered the property subject to the lease, and in December 2020, the Company renegotiated the operating lease with CJEM. Under the new operating lease, the original term is three years with one three-year renewal option. The lease agreement is cancellable by either party at any time.

At December 31, 2020, based upon changes in facts and circumstance, including but not limited to CJEM's repayment of the mortgage on the property under lease, the Company reconsidered its involvement with CJEM and concluded that the Company no longer had an implicit variable interest in CJEM as of December 31, 2020. See Note 5 for additional information the Company's lease with CJEM.